Segment Information - Supplemental Geographical Information Based on Location (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Disclosure of geographical areas [line items]
Sales revenue	¥ 3,688,785	¥ 3,771,569	¥ 10,677,013	¥ 9,546,713
Operating profit (loss)	229,449	277,735	671,645	447,000
Assets	22,249,779	20,780,203	22,249,779	20,780,203	¥ 21,921,030
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	9,060,222	8,492,343	9,060,222	8,492,343
External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	3,688,785	3,771,569	10,677,013	9,546,713
Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue
Material reconciling items [member]
Disclosure of geographical areas [line items]
Sales revenue	(62,207)	(61,456)	(174,185)	(176,999)
Operating profit (loss)
Assets	687,812	695,669	687,812	695,669
Material reconciling items [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue
Geographical consolidation [member]
Disclosure of geographical areas [line items]
Sales revenue	4,500,641	4,586,447	13,112,832	11,463,030
Operating profit (loss)	251,088	278,204	709,394	426,692
Assets	22,111,227	20,467,873	22,111,227	20,467,873
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	9,060,222	8,492,343	9,060,222	8,492,343
Geographical consolidation [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	3,688,785	3,771,569	10,677,013	9,546,713
Geographical consolidation [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	811,856	814,878	2,435,819	1,916,317
Geographical consolidation [member] | Japan [member]
Disclosure of geographical areas [line items]
Sales revenue	1,121,660	1,078,280	3,220,695	2,749,709
Operating profit (loss)	11,614	43,691	26,663	(31,386)
Assets	5,250,120	5,048,475	5,250,120	5,048,475
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	3,006,685	3,038,243	3,006,685	3,038,243
Geographical consolidation [member] | Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	607,190	559,587	1,713,992	1,559,844
Geographical consolidation [member] | Japan [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	514,470	518,693	1,506,703	1,189,865
Geographical consolidation [member] | North America [member]
Disclosure of geographical areas [line items]
Sales revenue	1,954,065	2,167,850	6,022,327	5,470,916
Operating profit (loss)	134,619	149,920	414,075	269,236
Assets	12,310,903	11,271,264	12,310,903	11,271,264
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	5,196,501	4,637,887	5,196,501	4,637,887
Geographical consolidation [member] | North America [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	1,849,299	2,068,582	5,681,155	5,200,322
Geographical consolidation [member] | North America [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	104,766	99,268	341,172	270,594
Geographical consolidation [member] | Europe [member]
Disclosure of geographical areas [line items]
Sales revenue	131,023	173,553	529,322	472,674
Operating profit (loss)	4,897	7,114	17,764	18,352
Assets	553,219	666,494	553,219	666,494
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	55,887	58,660	55,887	58,660
Geographical consolidation [member] | Europe [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	122,244	114,672	440,255	350,963
Geographical consolidation [member] | Europe [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	8,779	58,881	89,067	121,711
Geographical consolidation [member] | Asia [member]
Disclosure of geographical areas [line items]
Sales revenue	1,131,304	1,028,978	2,892,117	2,454,411
Operating profit (loss)	98,383	79,132	232,250	170,069
Assets	3,491,191	2,996,726	3,491,191	2,996,726
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	667,201	643,185	667,201	643,185
Geographical consolidation [member] | Asia [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	949,803	892,829	2,400,719	2,124,773
Geographical consolidation [member] | Asia [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	181,501	136,149	491,398	329,638
Geographical consolidation [member] | Other regions [member]
Disclosure of geographical areas [line items]
Sales revenue	162,589	137,786	448,371	315,320
Operating profit (loss)	1,575	(1,653)	18,642	421
Assets	505,794	484,914	505,794	484,914
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	133,948	114,368	133,948	114,368
Geographical consolidation [member] | Other regions [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	160,249	135,899	440,892	310,811
Geographical consolidation [member] | Other regions [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	2,340	1,887	7,479	4,509
Reconciling items [member]
Disclosure of geographical areas [line items]
Sales revenue	(811,856)	(814,878)	(2,435,819)	(1,916,317)
Operating profit (loss)	(21,639)	(469)	(37,749)	20,308
Assets	138,552	312,330	138,552	312,330
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets
Reconciling items [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue
Reconciling items [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	¥ (811,856)	¥ (814,878)	¥ (2,435,819)	¥ (1,916,317)